SCHEDULE OF PARENT COMPANY CONDENSED BALANCE SHEET (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets
Total Assets	$ 24,019,588	$ 19,671,484
Shareholders’ equity:
Common stock (par value of $0.001 per share, 50,000,000 authorized, 8,630,000 and 6,400,000 shares issued and outstanding, as of December 31, 2024 and 2023, respectively)	8,630	6,400
Retained earnings	644,930	2,490,044
Accumulated other comprehensive income	(577,762)	(377,790)
Statutory reserve	464,637	521,566
Total LOBO EV Technologies LTD’s shareholders’ equity	9,321,708	5,653,553
Total Equity	9,321,708	5,878,620	$ 5,079,608
Total Liabilities and Equity	24,019,588	19,671,484
Parent Company [Member]
Assets
Investment in subsidiaries	9,321,708	5,653,553
Total Assets	9,321,708	5,653,553
Shareholders’ equity:
Common stock (par value of $0.001 per share, 50,000,000 authorized, 8,630,000 and 6,400,000 shares issued and outstanding, as of December 31, 2024 and 2023, respectively)	8,630	6,400
Subscription receivable
Additional paid-in capital	8,781,273	3,013,333
Retained earnings	1,109,567	3,011,610
Accumulated other comprehensive income	(577,762)	(377,790)
Statutory reserve
Total LOBO EV Technologies LTD’s shareholders’ equity	9,321,708	5,653,553
Total Equity	9,321,708	5,653,553
Total Liabilities and Equity	$ 9,321,708	$ 5,653,553